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                                             JOHN B. TOWERS
                                             CORPORATE COUNSEL

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY  10166

                              September 8, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.   20549

Re:   New England Life Retirement Investment Account
      File No. 811-03285

Commissioners:

The Semi-Annual Reports dated June 30, 2014 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of New England Life Retirement Investment Account of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 002-80751.

                              Sincerely,


                              /s/ John B. Towers

                              John B. Towers
                              Corporate Counsel
                              Metropolitan Life Insurance Company